SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax computed at the statutory rate			$ 404,000	$ (15,960)
Income tax benefit computed at the statutory rate			21.00%	21.00%
Non-deductible expenses			$ (79,000)
Non-deductible expenses, rate			(4.10%)
State income taxes			$ 2,107	$ (2,991)
State income tax benefit, rate			(0.10%)	(3.90%)
Change in valuation allowance			$ (325,000)
Change in valuation allowance, rate			(16.90%)
Provision for income taxes			$ 2,107	$ (2,991)
Provision for income taxes, rate			0.10%	(3.98%)
Income tax benefit computed at the statutory rate			(21.00%)	(21.00%)
Non-taxable income				$ 15,960
Non-taxable income, rate				21.00%